Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Total revenue	$ 142,373	$ 114,088	$ 108,694
Spare parts [Member]
Significant Accounting Policies [Line Items]
Total revenue	12,377	9,652	6,168
Service contracts [Member]
Significant Accounting Policies [Line Items]
Total revenue	4,267	2,483	1,708
Systems [Member]
Significant Accounting Policies [Line Items]
Total revenue	65,825	50,498	57,894
Ink and consumables [Member]
Significant Accounting Policies [Line Items]
Total revenue	$ 59,904	$ 51,455	$ 42,834